Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The 2023 ETF Series Trust II
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000269502
Shareholder Report [Line Items]
Fund Name	Harrison Street Infrastructure Active ETF
Trading Symbol	NFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harrison Street Infrastructure Active ETF (the "Fund") for the period January 29, 2026* to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.harrisonstlistedinfra.com. You can also request this information by contacting us at (877)200-1878.
Additional Information Phone Number	(877)200-1878
Additional Information Website	www.harrisonstlistedinfra.com.
Expenses [Text Block]

What were the Fund costs for the past period?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(b)
Harrison Street Infrastructure Active ETF	$35	0.80%
Footnote	Description
Footnote(a)	Amount shown reflects the expenses of the Fund from January 29, 2026 through June 30, 2026. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.80%
AssetsNet	$ 106,325,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 204,617
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2026)
Table Summary
Fund Size (Thousands)	$106,325
Number of Holdings	34
Investment Advisory Fees	$204,617
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weightings

(% of Total Net Assets)

Table Summary
Value	Value
Cash & Cash Equivalents	0.6%
Short-Term Investments	1.4%
Communication Services	1.4%
Real Estate	2.8%
Energy	14.0%
Industrials	30.6%
Utilities	49.2%

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

Largest Holdings [Text Block]
Table Summary
Top Ten Holdings	(% of net assets)
Union Pacific Corp.	5.4
National Grid PLC	5.0
Williams Cos, Inc.	4.8
CenterPoint Energy, Inc.	4.4
Atmos Energy Corp.	4.3
Xcel Energy, Inc.	4.1
NextEra Energy, Inc.	4.0
Canadian National Railway Co.	3.9
Targa Resources Corp.	3.8
Aena S.M.E. S.A. - 144A	3.6

Material Fund Change [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.